SoFi Weekly Dividend ETF

SCHEDULE OF INVESTMENTS at November 30, 2022 (Unaudited)

	Shares	Value
Common Stocks - 99.1%
Advertising - 0.1%
Dentsu Group, Inc.	135	$4,257
Hakuhodo DY Holdings, Inc.	142	1,354
		5,611
Aerospace & Defense - 1.7%
BAE Systems PLC	2,077	20,347
General Dynamics Corp.	160	40,382
Lockheed Martin Corp. (1)	177	85,879
Saab AB - Class B	48	1,746
Thales SA	71	8,930
		157,284
Agriculture - 1.2%
Archer-Daniels-Midland Co.	371	36,173
British American Tobacco PLC	1,503	60,696
Japan Tobacco, Inc.	735	14,830
		111,699
Apparel - 0.1%
Burberry Group PLC	260	6,741

Auto Manufacturers - 1.0%
Bayerische Motoren Werke AG	216	19,196
Cummins, Inc.	93	23,358
Isuzu Motors Ltd.	394	5,066
Mazda Motor Corp.	389	3,041
PACCAR, Inc.	211	22,347
Stellantis NV	1,442	22,111
Volkswagen AG	19	3,581
		98,700
Auto Parts & Equipment - 0.6%
Bridgestone Corp.	378	13,997
Cie Generale des Etablissements Michelin SCA	478	13,153
Magna International, Inc.	185	11,303
NGK Insulators Ltd.	186	2,414
NGK Spark Plug Co. Ltd.	119	2,285
Pirelli & C SpA	263	1,148
Sumitomo Electric Industries Ltd.	495	5,678
Toyota Industries Corp.	103	5,765
		55,743
Banks - 13.9%
Bank Hapoalim BM	791	7,478
Bank Leumi Le-Israel BM	1,001	8,915
Bank of America Corp. (1)	4,656	176,230
Bank of Montreal	435	42,156
The Bank of New York Mellon Corp.	485	22,262
The Bank of Nova Scotia	755	39,084
Barclays PLC	10,600	20,354
The Chiba Bank Ltd.	417	2,492
Citigroup, Inc.	1,286	62,255
Citizens Financial Group, Inc.	327	13,858
Concordia Financial Group Ltd.	658	2,249
DBS Group Holdings Ltd.	1,209	31,048
Erste Group Bank AG	233	7,101
Fifth Third Bancorp	453	16,471
Huntington Bancshares, Inc.	943	14,598
ING Groep NV	2,440	29,118
Japan Post Bank Co. Ltd.	267	2,011
JPMorgan Chase & Co.	1,929	266,549
KeyCorp	618	11,625
M&T Bank Corp. (1)	116	19,722
Mediobanca Banca di Credito Finanziario SpA	384	3,643
Morgan Stanley (1)	881	81,995
National Bank of Canada	224	15,850
NatWest Group PLC	3,435	10,714
Northern Trust Corp.	133	12,384
Oversea-Chinese Banking Corp. Ltd.	2,558	23,222
The PNC Financial Services Group, Inc.	271	45,598
Powszechna Kasa Oszczednosci Bank Polski SA	591	3,691
Regions Financial Corp.	618	14,344
Royal Bank of Canada	924	91,180
State Street Corp.	231	18,404
Sumitomo Mitsui Financial Group, Inc.	806	26,992
The Toronto-Dominion Bank	1,178	77,795
Truist Financial Corp.	877	41,052
U.S. Bancorp	891	40,443
United Overseas Bank Ltd.	954	21,721
		1,324,604
Beverages - 0.2%
Coca-Cola Europacific Partners PLC (1)	101	5,362
Endeavour Group Ltd.	841	3,926
JDE Peet’s NV	59	1,794
Molson Coors Brewing Co. - Class B	117	6,448
Treasury Wine Estates Ltd.	482	4,455
		21,985
Biotechnology - 0.8%
Gilead Sciences, Inc.	833	73,162

Building Materials - 0.7%
AGC, Inc.	130	4,285
Cie de Saint-Gobain	285	12,837
CRH PLC	502	19,684
Geberit AG	23	10,786
HeidelbergCement AG	97	5,205
James Hardie Industries PLC	297	5,808
Lixil Corp.	183	2,766
Wienerberger AG	73	1,893
		63,264
Chemicals - 2.7%
Air Products and Chemicals, Inc. (1)	147	45,594
Air Water, Inc.	128	1,481
BASF SE	617	30,821
Covestro AG	126	4,952
Dow, Inc.	477	24,313
Eastman Chemical Co.	84	7,276
FMC Corp.	81	10,582
Givaudan SA	5	16,615
ICL Group Ltd.	481	3,915
LyondellBasell Industries NV (1)	170	14,452
Mitsubishi Chemical Group Corp.	904	4,724
Mitsui Chemicals, Inc.	109	2,422
Nitto Denko Corp.	97	5,985
Nutrien Ltd.	359	28,628
Shin-Etsu Chemical Co. Ltd.	267	33,619
Showa Denko KK	119	1,866
Solvay SA	47	4,543
Sumitomo Chemical Co. Ltd.	1,045	3,729
Toray Industries, Inc.	999	5,288
Tosoh Corp.	176	2,047
		252,852
Coal - 0.0% (3)
Whitehaven Coal Ltd.	549	3,691

Commercial Services - 1.4%
Ashtead Group PLC	294	17,419
Automatic Data Processing, Inc.	276	72,902
Brambles Ltd.	924	7,494
RELX PLC	1,283	35,326
Sohgo Security Services Co. Ltd.	49	1,308
		134,449
Computers - 0.2%
Hewlett Packard Enterprise Co.	853	14,313
Itochu Techno-Solutions Corp.	58	1,393
Otsuka Corp.	65	2,129
		17,835
Cosmetics & Personal Care - 2.6%
Essity AB - Class B	404	9,683
Pola Orbis Holdings, Inc.	55	704
The Procter & Gamble Co.	1,588	236,866
		247,253
Distribution & Wholesale - 1.2%
ITOCHU Corp.	971	29,832
Marubeni Corp.	1,112	12,336
Mitsubishi Corp.	891	29,404
Mitsui & Co. Ltd.	975	27,830
Seven Group Holdings Ltd.	115	1,614
Sumitomo Corp.	787	12,673
		113,689
Diversified Financial Services - 1.7%
Acom Co. Ltd.	263	605
Ally Financial, Inc.	191	5,159
ASX Ltd.	128	6,041
BlackRock, Inc.	93	66,588
CME Group, Inc. - Class A	238	42,007
Franklin Resources, Inc. (1)	190	5,094
IGM Financial, Inc.	62	1,785
Japan Exchange Group, Inc.	349	4,941
ORIX Corp.	788	12,483
SBI Holdings, Inc.	178	3,339
Schroders PLC	623	3,282
Singapore Exchange Ltd.	526	3,474
Synchrony Financial	307	11,537
		166,335
Electric - 4.1%
A2A SpA	1,072	1,410
Alliant Energy Corp.	166	9,346
Ameren Corp.	171	15,274
American Electric Power Co., Inc.	341	33,009
Atco Ltd. - Class I	68	2,160
Avangrid, Inc.	46	1,967
Canadian Utilities Ltd. - Class A	79	2,144
CMS Energy Corp. (1)	192	11,725
Consolidated Edison, Inc.	236	23,137
Emera, Inc.	178	6,876
Engie SA	1,160	17,343
Entergy Corp.	135	15,697
Evergy, Inc.	151	8,941
Eversource Energy	228	18,892
FirstEnergy Corp.	361	14,888
Fortis, Inc.	317	12,659
Hera SpA	581	1,579
Hydro One Ltd.	190	5,272
Iberdrola SA	4,144	45,997
National Grid PLC	2,450	29,600
Northland Power, Inc.	157	4,412
Power Assets Holdings Ltd.	912	4,691
Sempra Energy	209	34,734
SSE PLC	730	14,853
Terna - Rete Elettrica Nazionale	942	7,090
WEC Energy Group, Inc.	210	20,819
Xcel Energy, Inc.	363	25,490
		390,005
Electrical Components & Equipment - 1.4%
ABB Ltd.	1,068	32,911
Brother Industries Ltd.	151	2,396
Emerson Electric Co.	390	37,350
Prysmian SpA	171	5,881
Schneider Electric SE	370	52,925
		131,463
Electronics - 0.3%
Garmin Ltd. (1)	98	9,113
Hirose Electric Co. Ltd.	20	2,609
Kyocera Corp.	220	11,006
SCREEN Holdings Co. Ltd.	28	1,812
Venture Corp. Ltd.	166	2,096
		26,636
Engineering & Construction - 0.6%
ACS Actividades de Construccion y Servicios SA	152	4,235
CK Infrastructure Holdings Ltd.	374	1,883
Kajima Corp.	265	2,944
Keppel Corp. Ltd.	915	5,035
Obayashi Corp.	420	3,082
Skanska AB - B Shares	224	3,538
Vinci SA	383	38,103
		58,820
Entertainment - 0.1%
Vail Resorts, Inc.	27	6,954

Environmental Control - 0.2%
Republic Services, Inc.	137	19,083

Food - 5.0%
Associated British Foods PLC	241	4,538
Campbell Soup Co.	132	7,084
CK Hutchison Holdings Ltd.	1,770	10,272
Coles Group Ltd.	868	9,853
Conagra Brands, Inc.	318	12,078
General Mills, Inc.	394	33,608
Hormel Foods Corp.	189	8,883
J Sainsbury PLC	1,345	3,566
The J.M. Smucker Co.	67	10,319
Kellogg Co.	174	12,693
Kesko Oyj - B Shares	161	3,397
Koninklijke Ahold Delhaize NV	678	19,418
The Kroger Co.	438	21,545
Metro, Inc.	155	8,845
Mondelez International, Inc.	909	61,457
Nestle SA	1,825	215,188
Orkla ASA	456	3,199
Saputo, Inc.	180	4,435
Tesco PLC	4,989	13,517
Tyson Foods, Inc. - Class A	191	12,659
		476,554
Forest Products & Paper - 0.4%
Holmen AB - Class A	61	2,459
International Paper Co. (1)	228	8,463
Mondi PLC	325	5,972
Stora Enso Oyj - R Shares	387	5,569
UPM-Kymmene Oyj	353	12,711
		35,174
Gas - 0.4%
Atmos Energy Corp.	92	11,058
China Gas Holdings Ltd.	1,428	1,813
NiSource, Inc.	269	7,516
Osaka Gas Co. Ltd.	264	4,015
Snam SpA	1,316	6,596
Tokyo Gas Co. Ltd.	273	4,942
		35,940
Hand & Machine Tools - 0.2%
Amada Co. Ltd.	225	1,771
Disco Corp.	19	5,528
Fuji Electric Co. Ltd.	84	3,383
Makita Corp.	163	3,656
Snap-on, Inc.	34	8,180
		22,518
Healthcare - Products - 0.8%
Elekta AB - B Shares (2)	204	1,184
Medtronic PLC	883	69,792
Smith & Nephew PLC	583	7,537
		78,513
Healthcare - Services - 0.1%
Medibank Pvt Ltd.	1,835	3,601
Sonic Healthcare Ltd.	318	6,874
		10,475
Holding Companies - Diversified - 0.1%
Jardine Matheson Holdings Ltd.	131	6,330
Swire Pacific Ltd. - Class A	285	2,229
		8,559
Home Builders - 0.2%
Daiwa House Industry Co. Ltd.	405	9,168
Haseko Corp.	165	1,794
Sekisui Chemical Co. Ltd.	263	3,632
		14,594
Home Furnishings - 0.2%
Panasonic Holdings Corp.	1,517	13,850
Sharp Corp.	179	1,248
Whirlpool Corp.	34	4,982
		20,080
Household Products & Wares - 0.0% (3)
Henkel AG & Co. KGaA	68	4,460

Insurance - 5.7%
Aflac, Inc.	382	27,477
Ageas SA/NV	115	4,555
American International Group, Inc.	505	31,871
AXA SA	1,518	42,233
Cincinnati Financial Corp. (1)	103	11,429
Dai-ichi Life Holdings, Inc.	628	11,447
Everest Re Group Ltd.	26	8,786
Fairfax Financial Holdings Ltd.	14	7,970
Fidelity National Financial, Inc.	176	7,103
Great-West Lifeco, Inc.	176	4,165
Hannover Rueck SE	40	7,479
iA Financial Corp, Inc.	69	3,863
Intact Financial Corp.	116	17,221
Legal & General Group PLC	3,999	11,982
Manulife Financial Corp.	1,263	22,573
Mapfre SA	642	1,202
Marsh & McLennan Company, Inc.	331	57,323
MetLife, Inc.	397	30,450
MS&AD Insurance Group Holdings, Inc.	300	8,815
NN Group NV	185	7,738
Power Corp of Canada	355	8,861
Principal Financial Group, Inc.	166	14,887
Prudential Financial, Inc.	247	26,683
Sampo Oyj - A Shares	290	14,494
Sompo Holdings, Inc.	207	8,988
Storebrand ASA	279	2,453
Sun Life Financial, Inc.	390	18,336
The Allstate Corp.	176	23,566
The Travelers Company, Inc.	157	29,800
Tokio Marine Holdings, Inc.	1,230	24,919
Zurich Insurance Group AG	101	48,012
		546,681
Internet - 0.1%
carsales.com Ltd.	222	3,396
Trend Micro Inc/Japan	89	4,343
		7,739
Iron & Steel - 0.5%
BlueScope Steel Ltd.	313	3,675
Nippon Steel Corp.	573	9,003
Nucor Corp.	173	25,941
SSAB AB - A Shares	164	921
SSAB AB - B Shares	397	2,173
voestalpine AG	74	1,978
		43,691
Leisure Time - 0.1%
Yamaha Motor Co. Ltd.	202	4,944

Lodging - 0.0% (3)
Fosun International Ltd. (2)	1,500	1,142

Machinery - Construction & Mining - 0.5%
Hitachi Construction Machinery Co. Ltd.	67	1,541
Hitachi Ltd.	619	32,379
Komatsu Ltd.	620	14,125
Metso Outotec Oyj	450	4,146
		52,191
Machinery - Diversified - 0.1%
ANDRITZ AG	47	2,514
Ebara Corp.	56	2,111
Husqvarna AB - Class B	262	1,989
Sumitomo Heavy Industries Ltd.	77	1,607
THK Co. Ltd.	75	1,434
		9,655
Media - 1.3%
Comcast Corp. - Class A	2,911	106,659
Shaw Communications, Inc. - Class B	284	7,690
ViacomCBS, Inc. - Class B (1)	362	7,269
		121,618
Metal Fabricate & Hardware - 0.1%
SKF AB - B Shares	238	3,869
Tenaris SA	312	5,370
		9,239
Mining - 2.6%
Agnico Eagle Mines Ltd.	305	15,242
Alumina Ltd.	1,670	1,694
Anglo American PLC	759	30,800
B2Gold Corp.	691	2,390
Barrick Gold Corp.	1,170	18,943
BHP Group Ltd.	3,385	103,191
Boliden AB	177	6,438
Glencore PLC	6,877	46,150
KGHM Polska Miedz SA	91	2,321
Lundin Mining Corp.	405	2,474
Norsk Hydro ASA	898	6,537
South32 Ltd.	3,025	8,144
Sumitomo Metal Mining Co. Ltd.	163	5,426
		249,750
Miscellaneous Manufacturers - 1.1%
3M Co.	368	46,357
Eaton Corp PLC	264	43,151
Knorr-Bremse AG	45	2,513
Nikon Corp.	227	2,170
Toshiba Corp.	279	9,377
Trelleborg AB - Class B	154	3,670
		107,238
Office & Business Equipment - 0.0% (3)
Ricoh Co. Ltd.	392	3,051

Oil & Gas - 12.6%
Aker BP ASA	272	9,321
Ampol Ltd.	159	3,044
Canadian Natural Resources Ltd.	725	42,948
Chevron Corp.	1,276	233,904
ConocoPhillips	846	104,489
Coterra Energy, Inc.	513	14,318
DCC PLC	62	3,241
Devon Energy Corp.	432	29,601
Diamondback Energy, Inc.	118	17,466
EOG Resources, Inc.	389	55,211
Equinor ASA	641	24,371
Exxon Mobil Corp.	2,764	307,744
Idemitsu Kosan Co. Ltd.	126	2,926
Inpex Corp.	635	6,976
Marathon Petroleum Corp.	331	40,319
OMV AG	95	4,906
Phillips 66	319	34,592
Pioneer Natural Resources Co. (1)	151	35,634
Santos Ltd.	2,231	11,056
Suncor Energy, Inc.	906	29,558
TotalEnergies SE	1,753	108,859
Tourmaline Oil Corp.	210	12,682
Valero Energy Corp.	261	34,875
Woodside Energy Group Ltd.	1,269	31,691
		1,199,732
Packaging & Containers - 0.2%
Amcor PLC	988	12,202
DS Smith PLC	883	3,189
Packaging Corp of America	61	8,289
		23,680
Pharmaceuticals - 13.6%
Astellas Pharma, Inc.	1,213	18,498
Bristol-Myers Squibb Co.	1,420	113,998
Chugai Pharmaceutical Co. Ltd.	425	11,038
CVS Health Corp.	871	88,737
Hikma Pharmaceuticals PLC	88	1,587
Johnson & Johnson	1,748	311,144
Medipal Holdings Corp.	116	1,521
Merck & Co., Inc.	1,678	184,781
Novartis AG	1,511	132,664
Orion Oyj - B Shares	68	3,553
Pfizer, Inc.	3,731	187,035
Recordati Industria Chimica e Farmaceutica SpA	60	2,511
Roche Holding AG	18	7,149
Roche Holding AG	470	151,840
Sanofi	724	64,468
Shionogi & Co. Ltd.	200	9,961
Viatris, Inc.	804	8,868
		1,299,353
Pipelines - 0.4%
Keyera Corp.	141	3,260
Kinder Morgan, Inc.	1,310	25,047
Pembina Pipeline Corp.	370	13,403
		41,710
Private Equity - 0.7%
3i Group PLC	640	10,278
Blackstone, Inc. - Class A	462	42,287
Partners Group Holding AG	15	14,563
		67,128
Real Estate - 0.6%
Aeon Mall Co. Ltd.	58	688
Azrieli Group Ltd.	22	1,531
CK Asset Holdings Ltd.	1,084	6,465
Hang Lung Properties Ltd.	1,104	2,034
Henderson Land Development Co. Ltd.	898	2,957
Hongkong Land Holdings Ltd.	772	3,096
Hulic Co. Ltd.	289	2,388
Mitsubishi Estate Co. Ltd.	779	10,830
Nomura Real Estate Holdings, Inc.	68	1,618
Sekisui House Ltd.	395	7,266
Sun Hung Kai Properties Ltd.	931	11,176
Swire Properties Ltd.	702	1,572
Tokyu Fudosan Holdings Corp.	397	2,111
		53,732
Real Estate Investment Trusts (REITs) - 2.2%
AvalonBay Communities, Inc.	91	15,916
Boston Properties, Inc.	95	6,847
Canadian Apartment Properties REIT	111	3,578
CapitaLand Ascendas REIT	2,301	4,685
CapitaLand Integrated Commercial Trust	3,504	5,293
Charter Hall Group	269	2,513
Dexus	714	3,825
Digital Realty Trust, Inc.	191	21,480
Equity Residential	243	15,761
Extra Space Storage, Inc.	88	14,141
Frasers Logistics & Commercial Trust	1,759	1,463
Goodman Group	1,112	14,239
Land Securities Group PLC	496	3,628
Link REIT	1,406	9,457
Mapletree Industrial Trust	1,221	1,987
Mapletree Logistics Trust	2,011	2,363
Mapletree Pan Asia Commercial Trust	2,085	2,602
Mid-America Apartment Communities, Inc.	76	12,531
Mirvac Group	2,545	3,801
Nippon Building Fund, Inc.	1	4,586
Public Storage	101	30,094
Segro PLC	808	7,609
Stockland	1,412	3,593
Suntec Real Estate Investment Trust	1,090	1,106
Weyerhaeuser Co.	491	16,061
		209,159
Retail - 1.8%
Advance Auto Parts, Inc.	40	6,040
Best Buy Co., Inc. (1)	129	11,004
Canadian Tire Corp Ltd. - Class A	35	3,933
Chow Tai Fook Jewellery Group Ltd.	1,077	1,885
Cie Financiere Richemont SA - A Shares	303	39,451
Darden Restaurants, Inc.	81	11,906
Genuine Parts Co.	92	16,866
Industria de Diseno Textil SA (2)	739	18,916
Jardine Cycle & Carriage Ltd.	61	1,345
Next PLC	83	5,773
Sundrug Co. Ltd.	42	1,102
Target Corp.	305	50,956
USS Co. Ltd.	116	1,909
Yamada Holdings Co. Ltd.	436	1,490
		172,576
Semiconductors - 3.9%
Broadcom, Inc.	263	144,921
Intel Corp.	2,730	82,091
SUMCO Corp.	227	3,291
Texas Instruments, Inc.	607	109,539
Tokyo Electron Ltd.	99	31,990
		371,832
Shipbuilding - 0.0% (3)
Yangzijiang Shipbuilding Holdings Ltd.	1,713	1,788

Software - 1.2%
Koei Tecmo Holdings Co. Ltd.	70	1,191
Open Text Corp.	177	5,157
Paychex, Inc.	214	26,543
SAP SE	698	75,075
The Sage Group PLC	681	6,461
		114,427
Telecommunications - 3.7%
Cisco Systems, Inc.	2,498	124,200
Elisa Oyj	98	5,021
Hikari Tsushin, Inc.	12	1,649
KDDI Corp.	997	29,373
Nippon Telegraph & Telephone Corp.	1,428	39,092
Swisscom AG	17	9,068
Telefonaktiebolaget LM Ericsson - Class A	1,958	11,957
TELUS Corp.	945	19,964
Verizon Communications, Inc.	2,793	108,871
		349,195
Toys, Games & Hobbies - 0.1%
Bandai Namco Holdings, Inc.	125	8,103

Transportation - 1.8%
AP Moller - Maersk A/S - Class A	2	4,161
AP Moller - Maersk A/S - Class B	3	6,375
C.H. Robinson Worldwide, Inc.	77	7,717
Deutsche Post AG	650	25,319
Hapag-Lloyd AG	15	3,126
Kawasaki Kisen Kaisha Ltd.	153	2,848
Kuehne + Nagel International AG	34	8,158
Kyushu Railway Co.	91	1,973
Mitsui OSK Lines Ltd.	234	5,643
Nippon Yusen KK	327	7,117
SG Holdings Co. Ltd.	271	4,137
United Parcel Service, Inc. - Class B	487	92,398
ZIM Integrated Shipping Services Ltd. (1)	54	1,135
		170,107
Total Common Stocks
(Cost $9,400,776)		9,434,186

Preferred Stocks - 0.4%
Auto Manufacturers - 0.3%
Bayerische Motoren Werke AG	37	3,149
Porsche Automobil Holding SE	103	6,187
Volkswagen AG	123	17,718
		27,054
Household Products & Wares - 0.1%
Henkel AG & Co. KGaA	116	8,174
Total Preferred Stocks
(Cost $34,367)		35,228

Short-Term Investments - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund, Class X, 3.668% (4)	30,409	30,409
Total Short-Term Investments
(Cost $30,409)		30,409

Investments Purchased With Collateral From Securities Lending - 4.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.070% (4)	471,078	471,078
Total Investments Purchased With Collateral From Securities Lending
(Cost $471,078)		471,078

Total Investments in Securities - 104.7%
(Cost $9,936,630)		9,970,901
Liabilities in Excess of Other Assets - (4.7)%		(446,573)
Total Net Assets - 100.0%		$9,524,328

(1)
This security or a portion of this security was out on loan as of November 30, 2022. Total loaned had a value of $467,240 or 4.9% of net assets as of November 30, 2022. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Due to settlement of open trades, some of the positions on loan are not listed in the portfolio as of November 30, 2022.

(2) Non-income producing security.
(3)	Does not round to 0.1% or (0.1)%, as applicable.
(4)	The rate shown is the annualized seven-day effective yield as of November 30, 2022.

Summary of Fair Value Exposure at November 30, 2022 (Unaudited)

The SoFi Weekly Dividend ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2022:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$9,434,186	$–	$–	$9,434,186
Preferred Stocks (1)	–	35,228	–	–	35,228
Short-Term Investments	–	30,409	–	–	30,409
Investments Purchased With Collateral From Securities Lending (2)	471,078	–	–	–	471,078
Total Investments in Securities	$471,078	$9,499,823	$–	$–	$9,970,901

(1) See Schedule of Investment for the industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.